JPMorgan Investor Balanced Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 89.2%
Alternative Assets — 0.8%
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	4,323	41,064
Fixed Income — 47.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	111,114	1,153,361
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	78,916	576,876
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	7,590	44,854
JPMorgan High Yield Fund Class R6 Shares (a)	23,315	144,786
JPMorgan Income Fund Class R6 Shares (a)	32,682	270,611
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	18,847	183,008
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	8,493	76,607
Total Fixed Income		2,450,103
International Equity — 6.7%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	3,779	111,584
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,163	79,555
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	2,929	85,453
JPMorgan International Equity Fund Class R6 Shares (a)	3,971	71,001
Total International Equity		347,593
U.S. Equity — 34.2%
JPMorgan Equity Income Fund Class R6 Shares (a)	6,742	147,926
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	5,805	297,458
JPMorgan Large Cap Value Fund Class R6 Shares (a)	8,644	156,967
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,714	72,124
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	499	25,825
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,969	47,366
JPMorgan U.S. Equity Fund Class R6 Shares (a)	24,416	449,749
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	3,264	176,885
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,578	238,248
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,529	154,745
Total U.S. Equity		1,767,293
Total Investment Companies (Cost $4,117,715)		4,606,053
Exchange-Traded Funds — 9.8%
Alternative Assets — 0.9%
JPMorgan Realty Income ETF (a)	1,075	45,426
International Equity — 5.6%
JPMorgan International Research Enhanced Equity ETF (a)	5,277	290,588
U.S. Equity — 3.3%
JPMorgan Market Expansion Enhanced Equity ETF (a)	3,482	167,029
Total Exchange-Traded Funds (Cost $430,589)		503,043

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b) (Cost $57,933)	57,933	57,933
Total Investments — 100.1% (Cost $4,606,237)		5,167,029
Liabilities in Excess of Other Assets — (0.1)%		(4,643)
NET ASSETS — 100.0%		5,162,386

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,167,029	$—	$—	$5,167,029

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,121,166	$100,396	$46,227	$(8,640)	$(13,334)	$1,153,361	111,114	$26,825	$66
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	528,737	70,851	12,570	(2,437)	(7,705)	576,876	78,916	15,457	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	41,974	2,127	—	—	753	44,854	7,590	2,128	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	115,761	765	8,975	(2,075)	6,108	111,584	3,779	765	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	81,630	1,893	2,640	(732)	(596)	79,555	5,163	1,892	—
JPMorgan Equity Income Fund Class R6 Shares (a)	170,007	5,343	31,408	5,296	(1,312)	147,926	6,742	2,791	2,551
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	81,888	1,010	12,357	(86)	14,998	85,453	2,929	1,010	—
JPMorgan High Yield Fund Class R6 Shares (a)	136,467	6,993	—	—	1,326	144,786	23,315	6,993	—
JPMorgan Income Fund Class R6 Shares (a)	267,933	13,098	4,623	(690)	(5,107)	270,611	32,682	10,450	—
JPMorgan International Equity Fund Class R6 Shares (a)	74,579	1,930	13,766	(1,027)	9,285	71,001	3,971	1,930	—
JPMorgan International Research Enhanced Equity ETF (a)	297,297	—	44,649	(2,488)	40,428	290,588	5,277	7,316	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	262,035	17,564	3,709	(883)	22,451	297,458	5,805	1,610	7,407
JPMorgan Large Cap Value Fund Class R6 Shares (a)	171,845	13,450	35,062	6,990	(256)	156,967	8,644	2,086	6,337
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	206,881	4,206	27,117	(1,420)	458	183,008	18,847	4,207	—
JPMorgan Market Expansion Enhanced Equity ETF (a)	187,221	—	30,711	(2,353)	12,872	167,029	3,482	2,303	8,324
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	66,533	514	2,615	(921)	8,613	72,124	1,714	—	513
JPMorgan Realty Income ETF (a)	62,022	—	10,784	(24)	(5,788)	45,426	1,075	937	3,977
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	84,387	1,690	9,264	(786)	580	76,607	8,493	1,690	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	25,263	2,849	1,541	(500)	(246)	25,825	499	106	2,744
JPMorgan Small Cap Value Fund Class R6 Shares (a)	50,005	4,287	5,278	(587)	(1,061)	47,366	1,969	538	3,749
JPMorgan U.S. Equity Fund Class R6 Shares (a)	439,792	32,357	44,051	405	21,246	449,749	24,416	4,231	15,556
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	167,370	7,199	11,994	(3,203)	17,513	176,885	3,264	993	6,206
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	54,869	327,866	324,802	—	—	57,933	57,933	2,159	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	226,519	13,225	19,758	(1,130)	19,392	238,248	7,578	2,367	3,317

JPMorgan Investor Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	$38,970	$1,071	$—	$—	$1,023	$41,064	4,323	$1,070	$—
JPMorgan Value Advantage Fund Class R6 Shares (a)	188,990	17,980	45,196	69	(7,098)	154,745	4,529	3,026	12,440
Total	$5,150,141	$648,664	$749,097	$(17,222)	$134,543	$5,167,029		$104,880	$73,187

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
*	Non-income producing security.